Capitalized Software Development Costs (FY) (Tables)	12 Months Ended
Dec. 31, 2021
Capitalized Software Development Costs [Abstract]
Capitalized Software Development Costs
Capitalized software development costs consist of the following:
	Successor December 31,
	2021	2020
Capitalized software development costs	$3,724	$438
Less: Accumulated amortization	(87)	(22)
	$3,637	$416